Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 538,489,831	$ 592,517,545	$ 435,897,718
Cost of revenue	534,018,060	587,142,893	428,686,593
Gross profit	4,471,771	5,374,652	7,211,125
Operating expenses:
Selling and distribution	1,595,789	2,705,604	1,242,157
General and administrative	5,309,214	5,996,638	4,307,141
Total operating costs and expenses	6,905,003	8,702,242	5,549,298
(Loss)/Income from operations	(2,433,232)	(3,327,590)	1,661,827
Other (income) expense:
Interest expense, net	744,436	570,691	231,633
Currency exchange loss/(gain)	33,332	4,092	(1,674)
Write off of property, plant and equipment	1,105		613
Other income, net	(222,240)	(1,476)
Total other expenses	556,633	573,307	230,572
(Loss)/Income before provision for income taxes	(2,989,865)	(3,900,897)	1,431,255
Write-back for income taxes	(394)	(29,484)	298,605
Net (Loss)/ Income	(2,989,471)	(3,871,413)	1,132,650
Comprehensive loss	(2,989,471)	(3,871,413)	1,132,650
Attributable to:
Equity holders of the Company	(2,970,424)	(3,736,007)	1,139,226
Non-controlling interests	(19,047)	(135,406)	(6,576)
Net (loss) /income attributable to parent	$ (2,989,471)	$ (3,871,413)	$ 1,132,650
Basic earnings per ordinary share	$ (0.108)	$ (0.136)	$ 0.045
Diluted earnings per ordinary share	$ (0.108)	$ (0.136)	$ 0.045
Weighted average number of ordinary shares outstanding - basic	27,500,327	27,500,000	25,000,000
Weighted average number of ordinary shares outstanding - diluted	27,500,327	27,500,000	25,000,000